Exhibit 99.1

SERVICER’S MONTHLY CERTIFICATE

CALIFORNIA REPUBLIC BANK

PURSUANT TO SECTION 4.09 OF THE SALE AND SERVICING AGREEMENT

December 10, 2014

This Servicer’s Monthly Certificate is delivered pursuant to that certain sale and servicing agreement by and among California Republic Bank, a California corporation authorized to transact a banking business (the “Company”), California Republic Auto Receivables Trust 2013-2, a Delaware statutory trust (the “Issuer”), California Republic Funding, LLC, a Delaware limited liability company (the “Depositor”), CSC Logic, Inc, a Texas corporation (the “Backup Servicer”) and Deutsche Bank Trust Company Americas a New York banking corporation (the “Indenture Trustee”), dated as of November 1, 2013 (the “Sale and Servicing Agreement”). All capitalized terms used but not defined herein shall have the meaning assigned thereto in the Sale and Servicing Agreement.

The undersigned, a Responsible Officer of the Company, hereby certifies that:

(i) No Event of Default, Servicer Replacement Event has occurred and is continuing;

(ii) The information contained in Annex A, attached hereto, is complete and accurate and among other things, contains all information necessary to make the payments to be made on this Payment Date pursuant to Section 5.04 of the Sale and Servicing Agreement for this Collection Period.

IN WITNESS WHEREOF, the undersigned, in my capacity as specified below, has caused this certificate to be executed as of the date first above written.

/s/ Mark K. Olson
Mark K. Olson
EVP, Chief Financial Officer

California Republic Auto Receivables Trust 2013-2

Pool ID:	CRAT132
Original Aggregate Note Balance	$ 247,160,000.00
Collection Period Start Date:	11/01/2014
Collection Period Ending Date:	11/30/2014
Prior Distribution Date:	11/17/2014
Current Distribution Date:	12/15/2014

I.	SUMMARY

			Beginning Period	Principal Distribution	Ending Period
		Original Balance	Balance	Amount	Balance	Pool Factor
	Class A-1 Notes	$39,000,000.00	$—	$—	$—	0.000000
	Class A-2 Notes	$184,500,000.00	$144,839,358.00	$5,210,532.42	$139,628,825.58	0.756796
	Class B Notes	$11,890,000.00	$11,890,000.00		$11,890,000.00	1.000000
	Class C Notes	$11,770,000.00	$11,770,000.00		$11,770,000.00	1.000000

	Total Note Balance	$247,160,000.00	$168,499,358.00	$5,210,532.42	$163,288,825.58	0.660660

			Beginning Period		Ending Period
			Balance		Balance
	Overcollateralization		$7,011,884.53		$7,011,884.53
	Reserve Account Balance		$626,061.12		$626,061.12
	Net Pool Balance		$175,511,242.53		$170,300,710.11

				Beginning Period	Interest Distribution
			Coupon Rate	Balance	Amount
	Class A-1 Notes		0.33000%	$—	$—
	Class A-2 Notes		1.23000%	$144,839,358.00	$148,460.34
	Class B Notes		2.31000%	$11,890,000.00	$22,888.25
	Class C Notes		3.32000%	$11,770,000.00	$32,563.67

				$168,499,358.00	$203,912.26

II.	AVAILABLE FUNDS

	Interest Collections		$962,689.23
	Principal Collections		$4,771,127.46
	Repurchases		$—
	Liquidation Proceeds		$—
	Recoveries		$237,177.76
	Investment Earnings		$57.11
	Reimbursements of Prior Period Liquidation Expenses		$(7,387.36)
	Reimbursements of Prior Period Servicer Advances		$(106,370.64)
	Current Period Servicer Advances		$136,023.25

	Total Collections		$5,993,316.81

	Reserve Account Draw Amount		$—

	Total Available Funds		$5,993,316.81

III.	DISTRIBUTION OF AVAILABLE FUNDS

			Amount Due	Amount Paid	Shortfall
	Servicing fees dues to master servicer	1.0000%	$146,259.37	$146,259.37	$—
	Servicing fees dues to backup servicer		$750.00	$750.00	$—
	Class A-1 Note Interest		$—	$—	$—
	Class A-2 Note Interest		$148,460.34	$148,460.34	$—
	First Allocation of Principal		$—	$—	$—
	Class B Note Interest		$22,888.25	$22,888.25	$—
	Second Allocation of Principal		$—	$—	$—
	Class C Note Interest		$32,563.67	$32,563.67	$—
	Third Allocation of Principal		$—	$—	$—
	Reserve Account Deposit		$—	$—	$—
	Regular Principal Distribution Amount		$5,210,532.42	$5,210,532.42	$—
	Accrued and unpaid fees to owner/indenture trustees		$1,520.00	$1,520.00	$—
	Remaining Funds to Certificate Holder		$430,342.76	$430,342.76	$—

			$5,993,316.81	$5,993,316.81	$—

	First Allocation of Principal		$—
	Second Allocation of Principal		$—
	Third Allocation of Principal		$—
	Regular Principal Distribution Amount		$5,210,532.42

	Total Allocable Principal		$5,210,532.42

California Republic Auto Receivables Trust 2013-2

Pool ID:	CRAT132
Original Aggregate Note Balance	$ 247,160,000.00
Collection Period Start Date:	11/01/2014
Collection Period Ending Date:	11/30/2014
Prior Distribution Date:	11/17/2014
Current Distribution Date:	12/15/2014

IV.	POOL

	Pool Balance	$170,300,710.11
	Number of Receivables Outstanding	9,770
	Weighted Average Contract Rate	6.98%
	Weighted Average Maturity	54.2

	OVERCOLLATERALIZATION

	Target O/C Amount	$7,011,884.53
	Beginning Period O/C Amount	$7,011,884.53
	Ending Period O/C Amount	$7,011,884.53

	Overcollateralization Shortfall	$0.00

V.	RESERVE ACCOUNT

	Specified Reserve Account Balance	$626,061.12
	Beginning Reserve Account Balance	$626,061.12
	Reserve Account Deposits	$—
	Reserve Account Earnings	$5.27
	Distribute Earnings - Collection Account	$(5.27)
	Reserve Account Draws	$—

	Ending Reserve Account Balance	$626,061.12

VI.	DELINQUENCY & LOSS

				% of Ending Pool
	Delinquency	Number	Amount	Balance
	30 - 59 Days	93	$1,719,444.75	1.010%
	60 - 89 Days	43	$612,145.22	0.359%
	90 + Days	32	$603,928.97	0.355%

	Total	168	2,935,518.94	1.724%

	Repossession Inventory	21	$452,739.95

		Current Period	Cumulative
	Losses	$439,404.96	$3,089,587.22
	Recoveries	$(237,177.76)	$(1,755,560.79)

	Net Losses	$202,227.20	$1,334,026.43

	Cumulative Net Loss Percentage		0.53%
	Cumulative Recovery Rate		56.82%

California Republic Bank, as servicer, has delivered this information as required pursuant to Section 5.06 of the Sale and Servicing Agreement. The information is complete and accurate in all material aspects. No Event of Default, Servicer Termination Event has occurred and is continuing as certified by:

/s/ Mark K. Olson	December 10, 2014
Mark K. Olson	Date
EVP, Chief Financial Officer